Share-based Payments (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Number of instruments in thousands Key management personnel	$ 1,900,500
Number of instruments in thousands Employees	$ 4,587,500
On 10 August 2012 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Aug. 10, 2012
Number of instruments in thousands Key management personnel	$ 150,000
Number of instruments in thousands Employees	$ 150,000
Vesting conditions	3 years
Contractual life of options	5 years
On 10 August 2012 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Aug. 10, 2012
Number of instruments in thousands Key management personnel	$ 60,000
Number of instruments in thousands Employees	$ 230,000
Vesting conditions	4 years
Contractual life of options	5 years
On 10 August 2012 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Aug. 10, 2012
Number of instruments in thousands Key management personnel
Number of instruments in thousands Employees	$ 37,500
Vesting conditions	4 years
Contractual life of options	5 years
On 10 August 2012 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Aug. 10, 2012
Number of instruments in thousands Key management personnel	$ 75,000
Number of instruments in thousands Employees	$ 75,000
Vesting conditions	3 years
Contractual life of options	5 years
On 10 August 2012 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Aug. 10, 2012
Number of instruments in thousands Key management personnel	$ 30,000
Number of instruments in thousands Employees	$ 207,187
Vesting conditions	4 years
Contractual life of options	5 years
On 7 March 2013 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Mar. 07, 2013
Number of instruments in thousands Key management personnel	$ 96,000
Number of instruments in thousands Employees	$ 96,000
Vesting conditions	3 years
Contractual life of options	5 years
On 7 March 2013 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Mar. 07, 2013
Number of instruments in thousands Key management personnel	$ 40,000
Number of instruments in thousands Employees	$ 402,188
Vesting conditions	4 years
Contractual life of options	5 years
On 23 February 2014 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 23, 2014
Number of instruments in thousands Key management personnel	$ 240,000
Number of instruments in thousands Employees	$ 240,000
Vesting conditions	3 years
Contractual life of options	5 years
On 23 February 2014 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 23, 2014
Number of instruments in thousands Key management personnel	$ 425,000
Number of instruments in thousands Employees	$ 1,153,750
Vesting conditions	4 years
Contractual life of options	5 years
On 5 September 2014 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Sep. 05, 2014
Number of instruments in thousands Key management personnel	$ 25,000
Number of instruments in thousands Employees	$ 120,000
Vesting conditions	4 years
Contractual life of options	5 years
On 12 November 2014 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Nov. 12, 2017
Number of instruments in thousands Key management personnel	$ 30,000
Number of instruments in thousands Employees	$ 30,000
Vesting conditions	3 years
Contractual life of options	5 years
On 12 November 2014 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Nov. 12, 2017
Number of instruments in thousands Key management personnel	$ 35,000
Number of instruments in thousands Employees	$ 157,500
Vesting conditions	4 years
Contractual life of options	5 years
On 12 February 2015 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 12, 2015
Number of instruments in thousands Key management personnel	$ 72,000
Number of instruments in thousands Employees	$ 72,000
Vesting conditions	3 years
Contractual life of options	5 years
On 12 February 2015 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 12, 2015
Number of instruments in thousands Key management personnel	$ 59,500
Number of instruments in thousands Employees	$ 340,000
Vesting conditions	4 years
Contractual life of options	5 years
On 16 October 2015 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Oct. 16, 2015
Number of instruments in thousands Key management personnel	$ 70,000
Number of instruments in thousands Employees	$ 70,000
Vesting conditions	3 years
Contractual life of options	5 years
On 16 October 2015 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Oct. 16, 2015
Number of instruments in thousands Key management personnel	$ 200,000
Number of instruments in thousands Employees	$ 529,500
Vesting conditions	4 years
Contractual life of options	5 years
On 15 April 2016 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Apr. 15, 2016
Number of instruments in thousands Key management personnel	$ 20,000
Number of instruments in thousands Employees	$ 20,000
Vesting conditions	3 years
Contractual life of options	5 years
On 15 April 2016 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Apr. 15, 2016
Number of instruments in thousands Key management personnel	$ 20,000
Number of instruments in thousands Employees	$ 142,000
Vesting conditions	4 years
Contractual life of options	5 years
23 February 2018 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 23, 2018
Number of instruments in thousands Key management personnel	$ 60,000
Number of instruments in thousands Employees	$ 60,000
Vesting conditions	3 years
Contractual life of options	5 years
23 February 2018 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Feb. 23, 2018
Number of instruments in thousands Key management personnel	$ 139,000
Number of instruments in thousands Employees	$ 319,000
Vesting conditions	4 years
Contractual life of options	5 years
31 July 2018 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Jul. 31, 2018
Number of instruments in thousands Key management personnel	$ 18,000
Number of instruments in thousands Employees	$ 18,000
Vesting conditions	3 years
Contractual life of options	5 years
31 July 2018 [Member]
Statement Line Items [Line Items]
Grant date/employees entitled	Jul. 31, 2018
Number of instruments in thousands Key management personnel	$ 36,000
Number of instruments in thousands Employees	$ 117,875
Vesting conditions	4 years
Contractual life of options	5 years